Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2017
Compensation and Retirement Disclosure [Abstract]
Summary of financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefits
The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefit plan, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each December 31 and therefore, the most recent measurement date is December 31, 2017.

	December 31, 2017		December 31, 2016		December 31, 2015
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	179,613	127,687	178,068	126,334	166,815	119,107

Change in projected benefit obligation
Projected benefit obligation at beginning of year	178,068	126,334	166,815	119,107	188,890	114,640
Service cost	—	64	—	118	—	341
Interest cost	5,361	4,703	5,781	4,792	6,958	4,745
Benefits paid	(13,444)	(2,118)	(10,477)	(3,594)	(7,573)	(2,871)
Settlement and curtailment of liability	(6,108)	—	—	—	(2,509)	—
Actuarial (gain) loss	7,384	(1,296)	30,953	5,911	(14,157)	2,252
Foreign exchange translation adjustment	8,352	—	(15,004)	—	(4,794)	—
Projected benefit obligation at end of year	179,613	127,687	178,068	126,334	166,815	119,107

Change in plan assets
Fair value of plan assets at beginning of year	172,206	—	179,961	—	194,007	—
Actual return on plan assets	14,801	—	18,615	—	687	—
Employer contribution	8,448	2,118	678	3,594	808	2,871
Plan settlement	(5,123)	—	—	—	(2,424)	—
Benefits paid	(13,444)	(2,118)	(10,477)	(3,594)	(7,573)	(2,871)
Foreign exchange translation adjustment	8,607	—	(16,571)	—	(5,544)	—
Fair value of plan assets at end of year	185,495	—	172,206	—	179,961	—

Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	6,993	—	7,771	—	16,174	—
Accrued pension benefit cost included in employee benefit plans liability	(1,111)	(127,687)	(13,633)	(126,334)	(3,028)	(119,107)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	5,882	(127,687)	(5,862)	(126,334)	13,146	(119,107)

Schedule of amounts recognized in accumulated other comprehensive loss

	Year ended
	December 31, 2017		December 31, 2016		December 31, 2015
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial loss, excluding deferred taxes	(62,521)	(27,150)	(64,852)	(31,959)	(46,696)	(28,779)
Prior service credit, net of prior service cost	—	(6,436)	—	(5,678)	—	665
Deferred income taxes assets	1,180	—	1,620	—	365	—
Net amount recognized in accumulated other comprehensive loss	(61,341)	(33,586)	(63,232)	(37,637)	(46,331)	(28,114)

Annual Benefit Expense
Expense component
Service cost	—	64	—	118	—	341
Interest cost	5,361	4,703	5,781	4,792	6,958	4,745
Expected return on plan assets	(8,199)	—	(8,943)	—	(9,585)	—
Amortization of net actuarial losses	2,238	3,514	1,702	2,731	1,607	3,347
Amortization of prior service credit	—	(759)	—	(6,343)	—	(6,343)
Loss on settlement	1,232	—	—	—	101	—
Defined benefit expense (income)	632	7,522	(1,460)	1,298	(919)	2,090
Defined contribution expense	6,521	—	6,606	—	6,907	—
Total benefit expense (income)	7,153	7,522	5,146	1,298	5,988	2,090

Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year	1,472	1,296	(19,956)	(5,911)	5,096	(2,252)
Amortization of net actuarial losses	2,247	3,514	1,702	2,731	1,703	3,347
Amortization of prior service credit	—	(759)	—	(6,343)	—	(6,343)
Change in deferred taxes	(595)	—	1,315	—	(391)	—
Foreign exchange adjustment	(1,233)	—	38	—	430	—
Total changes recognized in other comprehensive income (loss)	1,891	4,051	(16,901)	(9,523)	6,838	(5,248)

Schedule of actuarial assumptions
Actuarial Assumptions

	Year ended
	December 31, 2017		December 31, 2016		December 31, 2015
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	3.40%	4.37%	3.90%	4.70%	3.80%	4.20%
Weighted average rate of compensation increases [1]	2.50%	N/A	2.30%	N/A	2.20%	N/A
Weighted average expected long-term rate of return on plan assets	4.75%	N/A	5.30%	N/A	5.10%	N/A
Weighted average annual medical cost increase rate (sensitivity shown below)	N/A	7.8% to 4.5% in 2035	N/A	8.0% to 4.5% in 2035	N/A	7.1% to 4.5% in 2027

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	3.05%	3.73%	3.40%	4.37%	4.20%	4.70%
Weighted average rate of compensation increases [1]	2.40%	N/A	2.50%	N/A	2.30%	N/A
Weighted average annual medical cost increase rate (sensitivity shown below)	N/A	7.7% to 4.5% in 2035	N/A	7.8% to 4.5% in 2035	N/A	8.0% to 4.5% in 2035
[1] Only the United Kingdom subsidiary plan is impacted by potential future compensation increases.

Post-retirement medical benefit plan sensitivity to trend rate assumptions
The effect of a one percentage point increase or decrease in the assumed medical cost increase rate on the aggregate of service and interest costs is as follows:
a. One percent increase in trend rate
i. Effect on total service cost and interest cost components for the year	N/A	762	N/A	772	N/A	909
ii. Effect on benefit obligation at year end	N/A	19,230	N/A	19,513	N/A	18,792
b. One percent decrease in trend rate
i. Effect on total service cost and interest cost components for the year	N/A	(632)	N/A	(694)	N/A	(781)
ii. Effect on benefit obligation at year end	N/A	(15,961)	N/A	(16,255)	N/A	(15,496)

Schedule of allocation of plan assets
The following table presents the fair value of plans' assets by category and level of inputs used in their respective fair value determination as described in Note 2: Significant accounting policies, except the level 3 security, for which the valuation determination is described following the below table:

	December 31, 2017				December 31, 2016
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	11,318	—	11,318	—	9,777	—	9,777
Non-US governments debt securities	—	12,139	—	12,139	—	23,255	—	23,255
Corporate debt securities	—	39,072	—	39,072	—	36,184	—	36,184
Equity securities and mutual funds	1,096	95,294	—	96,390	—	102,627	—	102,627
Other	—	10,917	15,659	26,576	—	363	—	363
Total fair value of plans' assets	1,096	168,740	15,659	185,495	—	172,206	—	172,206

	December 31, 2017		December 31, 2016
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	34%	48%	40%	46%
Equity securities (including equity mutual funds)	52%	47%	60%	49%
Other	14%	5%	0%	5%
Total	100%	100%	100%	100%

Schedule of expected benefit payments
Estimated 2018 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending December 31, 2018	7,497	4,439
Estimated benefit payments by year:
2018	7,400	4,439
2019	7,500	4,757
2020	7,500	5,076
2021	7,500	5,415
2022	7,400	5,743
2023-2027	36,300	33,452